As filed with the Securities and Exchange Commission on May 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 750, Woodland Hills, California 91367
(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 750, Woodland Hills, California 91367
(Name and address of agent for service)

Copies to:

Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

(800) 915-6566
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

SCHEDULE OF INVESTMENTS
at March 31, 2009 (Unaudited)

Shares	COMMON STOCKS: 93.6%	Value

	Biofuel: 0.3%
25,000	Futurefuel Corporation*	$125,000

	Biomass Energy: 2.3%
2,179,855	Novera Energy PLC*	1,013,264

	Efficiency: 9.1%
146,000	Applied Intellectual Capital *	-
760,987	Carmanah Technologies Corporation *+	434,574
221,048	Echelon Corporation *	1,788,278
4,445,888	Thermal Energy International *+	176,312
488,561	VRB Power Systems, Inc. *	-
1,200,000	VRB Power Systems, Inc. *(a)	-
84,200	WFI Industries Ltd.	1,662,229
		4,061,393
	Geothermal: 8.4%
351,369	Geodynamics Ltd. *	298,106
46,119	Ormat Technologies, Inc.	1,266,428
26,682,000	PNOC Energy Development Corporation	2,156,547
		3,721,081
	Hydro: 8.8%
144,787	Boralex, Inc. *	628,161
293,900	Canadian Hydro Developers, Inc.*	557,123
98,047	Cia Energetica de Minas Gerais - ADR	1,449,135
33,200	Verbund - O E AG	1,260,028
		3,894,447
	Solar: 38.7%
200,000	Daystar Technologies, Inc. *	220,000
12,000	First Solar, Inc. *	1,592,400
439,100	JA Solar Holdings Co., Ltd. - ADR *	1,479,767
55,900	LDK Solar Co., Ltd. - ADR *	354,406
80,180	MEMC Electronic Materials, Inc. *	1,322,168
49,750	Q-Cells AG *	968,786
222,400	Renesola, Ltd. - ADR *	889,600
156,890	Renewable Energy Corporation AS *	1,356,861
38,960	SMA Solar Technology AG *	1,712,427
572,000	Solar Integrated Technologies *+	135,586
244,900	Solaria Energia Y Medio NPV *	497,251
82,354	Solarworld AG	1,679,278
58,220	SunPower Corporation *	1,152,756
147,811	Suntech Power Holdings Co., Ltd. - ADR *	1,727,911
87,800	Trina Solar, Ltd. - ADR *	914,876
14,760	Wacker Chemie AG	1,219,007
		17,223,080
	Wind: 26.0%
416,367	Clipper Windpower PLC *	401,118
2,181,900	Composite Technology Corporation *	556,385
40,120	EDF Energies Nouvelles SA *	1,511,140
232,800	EDP Renovaveis SA	1,901,469
72,482	Gamesa Corporation Tecnologica SA	929,689

SCHEDULE OF INVESTMENTS
at March 31, 2009 (Unaudited)

Shares	COMMON STOCKS: 93.6%	Value
202,100	Greentech Energy Systems *	386,801
999,000	Hansen Transmissions International *	1,422,914
397,800	Iberdrola Renovables *	1,647,581
166,980	Innergex Renewable Energy, Inc. *+	491,351
352,747	Theolia SA *	997,120
29,415	Vestas Wind Systems A/S *	1,292,205
		11,537,773

	Total Common Stocks
	(Cost $94,662,836)	41,576,038

	Warrants: 0.0%
25,000	Futurefuel Corporation*+	-
87,842	Geodynamics Ltd.	15,270
	Total Warrants	15,270
	(Cost $30,750)

	Convertible Bonds: 0.8%
277,500	SAG Solarstrom AG *^+	368,686
	Total Convertible Bonds	368,686
	(Cost $382,326)

	Total Investments
	(Cost $95,075,912)++: 94.4%	41,959,994
	Other Assets in Excess of Liabilities : 5.6%	2,494,520
	Net Assets: 100.0%	$44,454,514

*	Non-income producing security.
+	Illiquid
^	Fair value under direction of the Board of Trustees.
(a)	Restricted Security.

ADR American Depository Receipt

++	At March 31, 2009, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
	Cost of investments for tax purposes	$95,075,912
	Gross tax unrealized appreciation	384,284
	Gross tax unrealized depreciation	(53,500,202)
	Net tax unrealized depreciation	$(53,115,918)

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

SCHEDULE OF INVESTMENTS
at March 31, 2009 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at March 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$41,959,994	$18,804,129	$22,787,178	$368,687
Other Financial Instruments	$-	$-	$-	$-
Total	$41,959,994	$18,804,129	$22,787,178	$368,687

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other
	in	Financial
	Securities	Instruments
Balance as of 12/31/08	$385,739	$-
Accrued discounts/premiums	$-	$-
Realized gain (loss)	$-	$-
Change in unrealized appreciation (depreciation)	$(17,052)	$-
Net purchases (sales)	$-	$-
Transfers in and/or out of level 3	$-	$-
Balance as of 3/31/09	$368,687	$-

GUINNESS ATKINSON ASIA FOCUS FUND

SCHEDULE OF INVESTMENTS
at March 31, 2009 (Unaudited)

Shares	COMMON STOCKS: 94.5%	Value

	China: 21.5%
580,000	Angang Steel Co., Ltd.	$587,220
568,000	China Shipping Development Co.	538,568
296,000	Dongfang Electrical Machinery Co., Ltd.	662,027
562,000	Jiangxi Copper Co., Ltd.	585,402
14,000	Perfect World Co., Ltd. - ADR *	196,700
754,000	PetroChina Co., Ltd.	601,536
1,450,000	Shenzhen Expressway Co., Ltd.	504,886
4,200	Sohu.com Inc. *	173,502
872,800	Yanzhou Coal Mining Co., Ltd.	624,857
		4,474,698
	Hong Kong: 22.6%
618,000	Chen Hsong Holdings	105,426
78,000	China Mobile Ltd.	679,451
670,000	CNOOC Ltd.	673,255
1,562,000	CNPC Hong Kong Ltd.	660,955
1,864,000	Denway Motors Ltd.	722,297
95,740	Esprit Holdings Ltd.	488,499
76,000	HSBC Holdings PLC	419,413
253,000	Kingboard Chemical Holdings Ltd	520,170
794,000	Pacific Basin Shipping Ltd.	366,039
1,071,000	Victory City International Holdings	54,976
		4,690,481
	Indonesia: 7.9%
2,281,000	Bumi Resources Tbk PT	161,992
517,000	Indo Tambangray Megah PT	444,660
1,830,000	International Nickel Indonesia Tbk PT	353,167
1,038,000	Telekomunikasi Indonesia Tbk PT	677,431
		1,637,250
	Malaysia: 2.7%
95,700	Digi.Com Bhd	556,591

	Singapore: 8.5%
875,000	Ausgroup, Ltd.	118,287
479,000	Indofood Agri Resources, Ltd. *	188,229
242,000	Singapore Petroleum Co., Ltd.	456,005
366,650	Singapore Telecommunications, Ltd.	611,157
742,000	Straits Asia Resources, Ltd.	403,423
		1,777,101

GUINNESS ATKINSON ASIA FOCUS FUND

SCHEDULE OF INVESTMENTS
at March 31, 2009 (Unaudited)

Shares	COMMON STOCKS: 94.5%	Value

	South Korea: 8.0%
11,440	KT&G Corporation	$631,453
2,270	POSCO	604,908
1,018	Samsung Electronics	420,594
		1,656,955
	Taiwan: 11.4%
742,335	China Steel Corporation	487,259
167,174	Shin Zu Shing Co., Ltd.	582,427
435,000	U-Ming Marine Transport Corporation	656,190
592,469	Wistron Corporation	639,026
		2,364,902
	Thailand: 11.9%
199,500	Electricity Generating PCL	379,378
760,000	Glow Energy PCL	450,021
838,184	Mermaid Maritime PCL *	165,429
205,000	PTT Exploration & Production PCL	547,597
110,500	PTT PCL	479,825
1,255,100	Thoresen Thai Agencies PCL	445,912
		2,468,162

	Total Common Stocks
	(Cost $34,309,247)	19,626,140

	Investment Companies: 3.3%
501,000	iShares FTSE/Xinhua A50 China Tracker *	686,479
	Total Investment Companies	686,479
	(Cost $646,915)

	Rights: 0.3%
31,666	HSBC Holdings PLC	59,405
	Total Rights	59,405
	(Cost $227,512)

	Total Investments
	(Cost $35,183,674)+: 98.1%	20,372,024
	Other Assets in Excess of Liabilities : 1.9%	398,226
	Net Assets: 100.0%	$20,770,250

*	Non-income producing security.
ADR American Depository Receipt

GUINNESS ATKINSON ASIA FOCUS FUND

	SCHEDULE OF INVESTMENTS
	at March 31, 2009 (Unaudited)

+	At March 31, 2009, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
	Cost of investments for tax purposes	$35,183,674
	Gross tax unrealized appreciation	429,244
	Gross tax unrealized depreciation	(15,240,894)
	Net tax unrealized depreciation	$(14,811,650)

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$20,372,024	$2,491,843	$17,880,181	$-
Other Financial Instruments	-	-	-	-
Total	$20,372,024	$2,491,843	$17,880,181	$-

SCHEDULE OF INVESTMENTS BY INDUSTRY
at March 31, 2009 (Unaudited)
GUINNESS ATKINSON ASIA FOCUS FUND
% of
Industry	Net Assets

Telecommunication Services	12.2%
Transportation	9.9
Oil & Gas	9.9
Steel-Producers	8.1
Coal	5.7
Metal Processors & Fabrications	5.6
Oil & Gas - Exploration & Production	5.6
Electronics	4.5
Electric-Generation	4.0
Auto-Cars/Light Trucks	3.5
Investment Companies	3.3
Power Conversion/Supply Equipment	3.2
Computers	3.1
Tobacco	3.0
Machinery-General Industry	2.7
Distribution/Wholesale	2.4
Semiconductors	2.3
Commercial Banks Non-US	2.3
Oil Refining & Marketing	2.2
Non-Ferrous Metals	1.7
Entertainment Software	0.9
Food-Misc/Diversified	0.9
E-Commerce/Products	0.8
Textile-Products	0.3

Total Investments in Securities	98.1
Liabilities in Excess of Other Assets	1.9
Net Assets	100.0%

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND

SCHEDULE OF INVESTMENTS
at March 31, 2009 (Unaudited)

Shares	COMMON STOCKS: 99.3%	Value

	Australia: 4.3%
72,194	Incitec Pivot, Ltd.	$106,972
61,092	OneSteel, Ltd.	95,991
		202,963
	China: 13.4%
125,801	Angang Steel Co., Ltd.	127,367
140,000	China Shipping Development Co., Ltd.	132,746
349,000	People's Food Holdings Ltd.	112,336
164,000	PetroChina Co., Ltd.	130,838
188,000	Yanzhou Coal Mining Co., Ltd	134,593
		637,880
	Hong Kong: 21.7%
121,500	BOC Hong Kong Holdings, Ltd.	124,438
23,000	CLP Holdings, Ltd.	158,034
26,500	Esprit Holdings, Ltd.	135,212
3,824	HSBC Holdings, PLC - ADR	107,913
146,000	Industrial and Commercial Bank of China (Asia), Ltd.	155,264
1,203,000	Modern Beauty Salon Holdings, Ltd.	65,986
296,300	Pacific Basin Shipping, Ltd.	136,596
39,000	Vtech Holdings Ltd.	150,663
		1,034,106
	Indonesia: 3.5%
256,500	Telekomunikasi Indonesia Tbk PT	167,401

	Malaysia: 2.8%
23,300	Digi.Com Bhd	135,513

	New Zealand: 3.4%
40,301	New Zealand Refining Co., Ltd.	160,610

	Philippines: 3.0%
8,280	Globe Telecom, Inc.	143,242

	Singapore: 8.8%
88,000	Singapore Petroleum Co., Ltd.	165,820
87,000	Singapore Telecommunications Ltd.	145,017
17,000	United Overseas Bank Ltd.	109,043
		419,880
	South Korea: 8.9%
5,410	KB Financial Group, Inc.*	130,866
2,720	KT&G Corporation	150,136
530	POSCO	141,234
		422,236

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND

SCHEDULE OF INVESTMENTS
at March 31, 2009 (Unaudited)

Shares	COMMON STOCKS: 99.3%	Value

	Taiwan: 15.2%
226,284	China Steel Corporation	148,530
204,133	Compal Electronics, Inc.	146,596
101,400	Depo Auto Parts Industrial Co., Ltd	143,549
197,776	Greatek Electronics, Inc.	142,143
94,000	U-Ming Marine Transport Corporation	141,797
		722,615
	Thailand: 14.3%
250,900	Glow Energy PCL	148,566
149,300	PTT Chemical PCL	122,084
32,900	PTT PCL	142,862
383,500	Thai Plastic & Chemical PCL	138,413
367,840	Thoresen Thai Agencies PCL	130,686
		682,611
	Total Common Stocks
	(Cost $10,159,216)	4,729,057

	Total Investments
	(Cost $10,159,216)+: 99.3%	4,729,057
	Other Assets in Excess of Liabilities : 0.7%	34,462
	Net Assets: 100.0%	$4,763,519

*	Non-income producing security.
ADR American Depository Receipt

+	At March 31, 2009, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
	Cost of investments for tax purposes	$10,159,216
	Gross tax unrealized appreciation	-
	Gross tax unrealized depreciation	(5,430,159)
	Net tax unrealized depreciation	$(5,430,159)

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND

SCHEDULE OF INVESTMENTS
at March 31, 2009 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at March 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$4,729,057	$790,524	$3,938,533	$-
Other Financial Instruments	$-	-	-	-
Total	$4,729,057	$790,524	$3,938,533	$-

SCHEDULE OF INVESTMENTS BY INDUSTRY
at March 31, 2009 (Unaudited)
GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
% of
Industry	Net Assets

Telecommunication Services	15.6%
Commercial Banks Non-US	13.2%
Steel-Producers	10.8%
Transportation	8.6%
Oil Refining&Marketing	6.8%
Semiconductors	6.0%
Electric-Integrated	3.3%
Tobacco	3.1%
Electric-Generation	3.1%
Computers	3.1%
Auto/Truck Parts & Equipment Replacement	3.0%
Chemicals-Plastics	2.9%
Distribution/Wholesale	2.8%
Coal	2.8%
Oil & Gas	2.8%
Machinery-General Industry	2.7%
Petrochemicals	2.6%
Food-Meat Products	2.4%
Agricultural Chemicals	2.3%
Retail-Hair Salons	1.4%

Total Investments in Securities	99.3%
Other Assets in Excess of Liabilities	0.7%
Net Assets	100.0%

GUINNESS ATKINSON CHINA & HONG KONG FUND

SCHEDULE OF INVESTMENTS
at March 31, 2009 (Unaudited)

Shares	COMMON STOCKS: 87.0%	Value

	Agricultural Operations: 1.8%
3,496,272	Chaoda Modern Agriculture	$2,083,758

	Airlines: 1.5%
1,725,000	Cathay Pacific Airways	1,722,253

	Auto - Cars/Light Trucks: 3.1%
9,314,000	Denway Motors Ltd.	3,609,160

	Auto/Truck Parts & Equipment: 2.7%
1,428,800	Weichai Power Co., Ltd.	3,100,732

	Batteries/Battery System: 3.8%
2,417,600	BYD Co., Ltd.	4,447,966

	Coal: 5.3%
2,615,000	China Coal Energy Co.	1,929,966
5,953,200	Yanzhou Coal Mining Co., Ltd.	4,262,031
		6,191,997
	Commercial Banks: 10.5%
2,577,000	BOC Hong Kong Holdings Ltd.	2,645,963
3,492,000	China Construction Bank Corporation	1,982,334
244,650	Dah Sing Financial Holdings Ltd.	476,833
377,000	Hang Seng Bank	3,804,707
433,900	HSBC Holdings PLC	2,394,517
188,400	Wing Hang Bank, Ltd.	903,035
		12,207,389
	Computers: 1.8%
9,310,000	Lenovo Group, Ltd.	2,139,851

	Distribution/Wholesale: 1.9%
421,571	Esprit Holdings, Ltd.	2,151,004

	Diversified Operations: 1.2%
556,298	Wharf Holdings, Ltd.	1,385,084

	E-Commerce/Products: 1.6%
45,400	Sohu.com Inc. *	1,875,474

	Electronics: 1.4%
793,000	Kingboard Chemical Holdings, Ltd.	1,630,413

	Entertainment Software: 0.6%
53,000	Perfect World Co., Ltd. - ADR *	744,650

GUINNESS ATKINSON CHINA & HONG KONG FUND

SCHEDULE OF INVESTMENTS
at March 31, 2009 (Unaudited)

Shares	COMMON STOCKS: 87.0%	Value

	Industrials: 3.9%
1,080,000	Beijing Enterprise Holdings	4,526,838

	Internet: 2.1%
89,000	NetEase.com, Inc. - ADR *	2,389,650

	Machinery-General Industry: 0.5%
3,510,000	Chen Hsong Holdings	598,780

	Metal - Processors & Fabercations: 2.0%
2,270,000	Jiangxi Copper Co., Ltd.	2,364,523

	Oil & Gas: 13.5%
7,602,000	CNOOC Ltd.	7,638,935
6,210,000	CNPC Hong Kong, Ltd.	2,627,740
6,796,000	PetroChina Co., Ltd.	5,421,806
		15,688,481

	Power Conversion/Supply Equipment: 2.7%
1,426,000	Dongfang Electrical Machinery Co., Ltd.	3,189,361

	Real Estate: 4.8%
4,822,000	Midland Holdings, Ltd.	1,600,221
9,879,000	Soho China, Ltd.	3,968,475
		5,568,696
	Retail: 0.3%
698,000	Glorious Sun Enterprises, Ltd.	157,612
2,560,000	Modern Beauty Salon Holdings, Ltd.	140,419
		298,031

	Solar: 1.8%
236,800	Renesola, Ltd. - ADR *	947,200
107,700	Trina Solar, Ltd. - ADR *	1,122,234
		2,069,434
	Steel Producers: 1.2%
1,341,000	Angang New Steel Co., Ltd.	1,357,694

	Telecommunications: 10.4%
1,018,000	China Mobile, Ltd.	8,867,706
819,000	Vtech Holdings, Ltd.	3,163,927
		12,031,633

GUINNESS ATKINSON CHINA & HONG KONG FUND

SCHEDULE OF INVESTMENTS
at March 31, 2009 (Unaudited)

Shares	COMMON STOCKS: 87.0%	Value

	Textiles: 0.2%
5,512,000	Victory City International Holdings, Ltd.	282,939

	Transportation: 6.4%
3,852,000	China Shipping Development Co., Ltd.	3,652,403
4,240,000	Pacific Basin Shipping, Ltd.	1,954,668
5,204,000	Shenzhen Expressway Co., Ltd.	1,812,019
		7,419,090
	Total Common Stocks
	(Cost $136,834,299)	101,074,881

	Investment Companies: 4.9%
4,146,000	iShares FTSE/Xinhua A50 China Tracker *	5,680,918
	Total Investment Companies	5,680,918
	(Cost $6,493,707)

	Warrants: 0.0%
100	Surface Mount Technology Holdings, Ltd.*^+	-
	Total Warrants
	(Cost $0)

	Rights: 0.3%
180,791	HSBC Holdings PLC	339,161
	Total Rights
	(Cost $1,325,869)

	Total Investments
	(Cost $144,653,875)++: 92.2%	107,094,960
	Other Assets in Excess of Liabilities : 7.8%	9,031,553
	Net Assets: 100.0%	$116,126,513

*	Non-income producing security.
	ADR American Depository Receipt
+	Illiquid
^	Fair valued under direction of the Board of Trustees.

++	At March 31, 2009, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
	Cost of investments for tax purposes	$144,653,875
	Gross tax unrealized appreciation	11,921,813
	Gross tax unrealized depreciation	(49,480,728)
	Net tax unrealized depreciation	$(37,558,915)

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

GUINNESS ATKINSON CHINA & HONG KONG FUND

SCHEDULE OF INVESTMENTS
at March 31, 2009 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at March 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$107,094,960	$13,099,287	$93,995,673	$-
Other Financial Instruments	-	-	-	-
Total	$107,094,960	$13,099,287	$93,995,673	$-

GUINNESS ATKINSON GLOBAL ENERGY FUND

SCHEDULE OF INVESTMENTS
at March 31, 2009 (Unaudited)

Shares	COMMON STOCKS: 98.7%	Value

	Coal: 2.1%
25,230	Peabody Energy Corporation	$631,759

	Machinery - General Industry: 0.3%
914,780	Shandong Molong Petroleum Machinery Co., Ltd.	81,352

	Oil & Gas - Drilling: 5.5%
67,670	Patterson-UTI Energy, Inc.	606,323
17,191	Transocean, Inc. *	1,011,518
		1,617,841
	Oil & Gas - Exploration & Production: 28.5%
22,600	Addax Petroleum Corporation	489,356
99,000	Afren PLC *	55,725
17,070	Anadarko Petroleum Corporation	663,852
10,509	Apache Corporation	673,522
1,064,000	CNOOC Ltd.	1,073,346
91,089	Coastal Energy Co. *	169,058
195,959	Dragon Oil PLC *	542,690
16,236	EnCana Corporation	664,481
5,960	Grey Wolf Exploration, Inc. *	3,120
28,886	Newfield Exploration Co. *	655,712
65,921	Nexen, Inc.	1,117,855
19,635	Noble Energy	1,057,934
117,198	OPTI Canada, Inc. *	92,026
41,820	Pioneer Natural Resources Co.	688,775
56,400	Swift Energy Co. *	411,720
62,740	WesternZagros Resources Ltd. *	28,862
		8,388,034
	Oil & Gas - Field Services: 5.5%
62,500	Halliburton Co.	966,875
99,880	Helix Energy Solutions Group Inc. *	513,383
84,900	Kentz Corporation	144,039
		1,624,297
	Oil Refining & Marketing: 3.1%
486,000	Singapore Petroleum Co., Ltd.	915,779

GUINNESS ATKINSON GLOBAL ENERGY FUND

SCHEDULE OF INVESTMENTS
at March 31, 2009 (Unaudited)

Shares	COMMON STOCKS: 98.7%	Value
	Oil/Integrated: 53.7%
150,585	BP PLC	$1,009,730
15,326	Chevron Corporation	1,030,520
26,628	Conoco Phillips	1,042,752
54,200	Eni SPA	1,049,433
16,943	Hess Corporation	918,311
29,607	Imperial Oil, Ltd.	1,075,508
41,100	Marathon Oil Corporation	1,080,519
18,008	Occidental Petroleum Corporation	1,002,145
33,933	OMV AG	1,135,192
41,730	Petro-Canada	1,121,030
40,760	Petroleo Brasileiro SA - ADR	998,620
59,500	Repsol YPF SA	1,026,670
43,871	Royal Dutch Shell PLC	978,720
53,250	Statoil ASA	931,912
20,050	Suncor Energy, Inc.	447,499
19,800	Total SA *	979,098
		15,827,659
	Total Common Stocks
	(Cost $42,357,302)	29,086,721

	Total Investments
	(Cost $42,357,302)+: 98.7%	29,086,721
	Other Assets in Excess of Liabilities : 1.3%	387,145
	Net Assets: 100.0%	$29,473,866

*	Non-income producing security.
ADR American Depository Receipt

+	At March 31, 2009, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
	Cost of investments for tax purposes	$42,357,302
	Gross tax unrealized appreciation	2,505,910
	Gross tax unrealized depreciation	(15,776,491)
	Net tax unrealized depreciation	$(13,270,581)

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

GUINNESS ATKINSON GLOBAL ENERGY FUND

SCHEDULE OF INVESTMENTS
at March 31, 2009 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at March 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$29,086,721	$19,163,037	$9,923,684	$-
Other Financial Instruments	-	-	-	-
Total	$29,086,721	$19,163,037	$9,923,684	$-

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

SCHEDULE OF INVESTMENTS
at March 31, 2009 (Unaudited)

Shares	COMMON STOCKS: 99.4%	Value

	Aerospace/Defense: 3.3%
13,250	L-3 Communications Holdings, Inc.	$898,350

	Audio/Video Products: 4.2%
56,228	Sony Corporation - ADR	1,159,983

	Automobile Manufacturers: 3.3%
18,990	Honda Motor Company - ADR	450,063
7,350	Toyota Motor Corporation - ADR	465,255
		915,318
	Capital Markets: 3.8%
74,780	TD Ameritrade Holding Corporation*	1,032,712

	Commerical Banks: 4.2%
137,850	Citigroup, Inc.	348,761
25,984	State Street Corporation	799,788
		1,148,549
	Computer Software: 3.1%
132,440	Wind River Systems, Inc.*	847,616

	Computers: 4.3%
5,114,000	Lenovo Group, Ltd.	1,174,478

	E-Commerce/Products: 15.3%
14,820	Amazon.Com, Inc.*	1,088,381
80,390	eBay, Inc.*	1,009,698
179,620	Infospace, Inc.	934,024
26,590	NetFlix, Inc.*	1,141,243
		4,173,346
	Electronics: 8.7%
53,830	Garmin, Ltd.	1,141,734
5,990	Samsung Electronics Co., Ltd. - GDR	1,223,457
		2,365,191
	Multi-line Insurance: 0.3%
81,665	American International Group, Inc.	81,665

	Oil & Gas Producers: 7.1%
23,850	BP PLC - ADR	956,385
24,430	Schlumberger, Ltd.	992,347
		1,948,732
	Prepackaged Software: 13.3%
41,950	Check Point Software Technologies, Ltd.*	931,710
27,118	Microsoft Corporation	498,158
58,460	Oracle Corporation*	1,056,372
113,480	Parametric Technology Corporation*	1,132,530
		3,618,770

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

SCHEDULE OF INVESTMENTS
at March 31, 2009 (Unaudited)

Shares	COMMON STOCKS: 99.4%	Value

	Semiconductors: 12.0%
98,640	Applied Materials, Inc.	1,060,380
112,665	Nvidia Corporation*	1,110,877
122,706	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,098,219
		3,269,476
	Steel-Producers: 3.6%
26,080	Nucor Corporation	995,474

	Telecommunication Equipment: 4.1%
96,222	Nokia Corporation - ADR	1,122,911

	Telecommunications: 5.0%
262,490	Qwest Communications International Inc	897,716
26,355	Vodafone Group PLC	459,104
		1,356,820
	Variety Store: 3.8%
22,450	Costco Wholesale Corporation	1,039,884

	Total Common Stocks
	(Cost $47,872,294)	27,149,275

	Total Investments
	(Cost $47,872,294)+: 99.4%	27,149,275
	Other Assets in Excess of Liabilities : 0.6%	156,209
	Net Assets: 100.0%	$27,305,484

*	Non-income producing security.
ADR American Depository Receipt
GDR Global Depository Receipt

+	At March 31, 2009, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
	Cost of investments for tax purposes	$47,872,295
	Gross tax unrealized appreciation	693,769
	Gross tax unrealized depreciation	(21,416,789)
	Net tax unrealized depreciation	$(20,723,020)

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

SCHEDULE OF INVESTMENTS
at March 31, 2009 (Unaudited)

FAS 157 - Summary of Fair Value Exposure at March 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets
Securities	$27,149,275	$27,149,275	$-	$-
Other Financial Instruments	-	-	-	-
Total	$27,149,275	$27,149,275	$-	$-

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guinness Atkinson Funds

By (Signature and Title) /s/ James J. Atkinson
                                                                 James J. Atkinson, Jr., President

Date   May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James J. Atkinson
                                                                 James J. Atkinson, Jr., President

Date   May 26, 2009

By (Signature and Title) /s/ Michael Ricks
                                                                 Michael Ricks, Treasurer

Date   May 26, 2009